Unaudited interim consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024
Current assets
Cash and cash equivalents	$ 427,273	$ 404,601
Other receivables	26,459	29,367
Financial assets at fair value through profit or loss	28,300	6,530
Prepayments and deposits	40,209	11,888
Current assets excluding assets classified as held for sale	522,241	452,386
Assets held for sale	2,952	0
Total current assets	525,193	452,386
Non-current assets
Property, plant and equipment	1,209,339	441,371
Right-of-use assets	1,743	1,549
Computer hardware prepayments	36,068	239,841
Prepayments and deposits	23,106	17,459
Non-current financial assets at fair value through profit or loss	56,017	0
Other assets	616	427
Total non-current assets	1,326,889	700,647
Total assets	1,852,082	1,153,033
Current liabilities
Trade and other payables	144,564	32,119
Other current financial liabilities	999	0
Lease liabilities	381	214
Income tax	1,941	1,389
Employee benefits	5,039	1,342
Deferred revenue	2,291	2,558
Provisions	17,816	13,375
Convertible notes liabilities	318,214	0
Current derivative financial liabilities	67,800	0
Total current liabilities	559,045	50,997
Non-current liabilities
Lease liabilities	1,313	1,441
Deferred tax liabilities	5,261	3,125
Employee benefits	192	119
Total non-current liabilities	6,766	4,685
Total liabilities	565,811	55,682
Equity
Issued capital	1,985,104	1,764,289
Foreign currency translation reserve	(45,116)	(34,993)
Share-based payments reserve	62,339	51,286
Accumulated losses	(716,056)	(683,231)
Total equity	1,286,271	1,097,351
Total liabilities and equity	$ 1,852,082	$ 1,153,033